Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net income from continuing operations	$ 200.7	$ 159.1
Add (deduct) items not affecting cash:
Depreciation of property and equipment	53.9	57.9
Depreciation of lease assets	107.9	117.7
Net impairment of lease assets and property and equipment	24.8	78.6
Amortization of intangible assets	60.0	53.2
Deferred income taxes	(4.4)	(21.9)
Unrealized gain on equity securities	(13.9)	(0.7)
Share-based compensation	46.7	16.4
Provisions	46.5	46.8
Other non-cash items	1.2	15.2
Cash flows from (used in) operations before changes in working capital	523.4	522.3
Trade and other receivables	(8.4)	103.3
Unbilled receivables	46.4	(32.4)
Contract assets	(3.5)	0.8
Prepaid expenses	1.9	4.3
Income taxes recoverable	(39.1)	(16.9)
Trade and other payables and other accruals	(65.8)	(42.5)
Deferred revenue	34.9	(1.1)
Increase (decrease) in working capital	(126.4)	80.3
Cash flows from operating activities from continuing operations	397.0	602.6
Cash flows from operating activities from discontinued operations	0.0	1.2
Net cash flows from operating activities	397.0	603.8
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(702.5)	(50.6)
Purchase of investments held for self-insured liabilities	(61.6)	(54.4)
Proceeds from sale of investments held for self-insured liabilities	47.8	33.7
Purchase of intangible assets	(4.8)	(3.0)
Purchase of property and equipment	(45.8)	(31.2)
Other	2.1	3.5
Net cash flows used in investing activities	(764.8)	(102.0)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Net proceeds from issue of senior unsecured notes	0.0	297.9
Net proceeds from (repayment of) revolving credit facility	544.7	(448.0)
Repayment of notes payable and software financing obligations	(58.0)	(46.2)
Net lease payments	(128.4)	(126.5)
Repurchase of shares for cancellation	(50.7)	(80.3)
Proceeds from exercise of share options	41.2	58.5
Payment of dividends to shareholders	(72.3)	(68.0)
Net cash flows from (used in) financing activities	276.5	(412.6)
Foreign exchange loss on cash held in foreign currency	(6.8)	(8.4)
Net (decrease) increase in cash and cash equivalents	(98.1)	80.8
Cash and cash equivalents, beginning of the year	284.8	204.0
Cash and cash equivalents, end of the year	$ 186.7	$ 284.8